Repurchase Agreements - Non Trading - Summary of Repurchase Agreements Non Trading (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements–non trading	£ 20,786	£ 18,286
Agreements with banks
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements–non trading	13,296	10,227
Agreements with customers
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements–non trading	£ 7,490	£ 8,059